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                          SUPPLEMENT TO THE PROSPECTUS
                                      AND
                      STATEMENT OF ADDITIONAL INFORMATION
                                       OF
                             KEYSTONE TAX FREE FUND
                                  (the "Fund")

     The Prospectus and Statement of Additional Information of the Fund are hereby supplemented as follows:

     The Fund is now open to new investors. The minimum initial investment amount in the Fund is $1,000.

     In addition, Keystone Investment Distributors Company, the Fund's principal underwriter, will generally reallow to broker dealers or others a commission equal to 4% of the price paid for each Fund share sold.


February 29, 1996